Financial Instruments - Schedule of Balances in Foreign Currencies (Details)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Currency1 [Line Items]
Cash and cash equivalents	$ 14,148,021				$ 13,699,881	$ 11,836,119	$ 12,034,282
Other receivables	2,068,772				51,650
Accounts payable and accrued liabilities	(3,173,218)				(1,825,853)
Warrant derivative	$ 8,508,764				$ 0
US dollars $
Currency1 [Line Items]
Cash and cash equivalents		$ 9,676,360
Other receivables		1,500,000
Accounts payable and accrued liabilities		(1,378,860)
Warrant derivative		6,551,250
Balances in foreign currencies		$ 3,246,250
British pounds £
Currency1 [Line Items]
Cash and cash equivalents | £				£ 26,751
Other receivables | £				0
Accounts payable and accrued liabilities | £				(6,345)
Warrant derivative | £				0
Balances in foreign currencies | £				£ 20,406
Euro €
Currency1 [Line Items]
Cash and cash equivalents | €			€ 33,664
Other receivables | €			0
Accounts payable and accrued liabilities | €			(310,086)
Warrant derivative | €			0
Balances in foreign currencies | €			€ (276,422)